Italy Sale Disclosure - Schedule of Remaining Balances and Results of the Italian Assets (Details) - Italy [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023
Italy Sale Disclosure - Schedule of Remaining Balances and Results of the Italian Assets (Details) [Line Items]
Cash & cash equivalents	$ 55,000		$ 55,000		$ 100,000	$ 295,000	$ 100,000
Accounts receivable, net	333,000		333,000		338,000	932,000
Other current assets	3,991,000		3,991,000		3,819,000	1,030,000	338,000
Property, plant, and equipment, net						21,735,000
Operating leases, non-current - assets						4,000
Other non-current assets						800,000	3,819,000
Total assets held for sale	4,379,000		4,379,000		4,257,000	24,796,000	4,257,000
Accounts payable						109,000	21,000
Other current liabilities	4,055,000		4,055,000		3,658,000	1,080,000	578,000
Other non-current liabilities						216,000
Total liabilities to be disposed of						1,405,000	599,000
Net assets held for sale						23,391,000	$ 3,658,000
Revenues		$ 1,228,000		$ 2,924,000	3,360,000	3,354,000
Operating Expenses
Cost of revenues		(270,000)		(749,000)	(1,204,000)	(812,000)
Selling, general, and administrative	(11,000)	(8,000)	(19,000)	(65,000)	(69,000)	(77,000)
Depreciation, amortization, and accretion		(414,000)		(1,244,000)	(1,638,000)	(1,614,000)
Loss on disposal of asset					(5,501,000)
Total operating expenses		(692,000)	(19,000)	(2,058,000)	(8,412,000)	(2,503,000)
Income/(Loss) from discontinued operations					(5,052,000)	851,000
Other income/(expense):
Other expense				(18,000)	(15,000)
Other income	61,000		62,000			22,000
Total other expenses	61,000	(1,000)	62,000	(19,000)	(15,000)	22,000
Income/(Loss) before provision for income taxes	50,000	535,000	43,000	847,000	(5,067,000)	873,000
Income taxes
Net income/(loss) from discontinued operations	$ 50,000	$ 535,000	$ 43,000	$ 847,000	$ (5,067,000)	$ 873,000
Impact on EPS
Net income/(loss) attributable to common stockholders, basic (in Dollars per share)	$ 0.02	$ 0.23	$ 0.01	$ 0.37	$ (5,067)	$ 873
Net income/(loss) attributable to common stockholders, diluted (in Dollars per share)	$ 0.02	$ 0.23	$ 0.01	$ 0.37	$ (5,067)	$ 873
Net income/(loss) per share attributable to common stockholders, basic					$ (90.00)	$ 20.00
Net income/(loss) per share attributable to common stockholders, diluted					$ (90.00)	$ 20.00
Weighted-average common stock outstanding, basic (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000	57,862,598	57,500,000